Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt

The Company’s debt consisted of the following:

	December 31, 2016	January 2, 2016
2016 First Lien Term Loan, with floating interest rates, maturing June 2, 2023, net of original issue discount of $4,526	$663,720	$—
2016 First Lien Term Loan, held by related party, net of original issue discount of $181	26,573	—
Senior Unsecured Notes (including related party principal of $40,000)	400,000	—
2012 First Lien Term Loan, net of original issue discount of $2,399	—	894,851
2012 Second Lien Term Loan, net of original issue discount of $2,438	—	340,562
2012 Second Lien Term Loan, held by related party, net of original issue discount of $228	—	31,772
Debt issuance costs	(11,638)	(11,071)
Capitalized lease obligations maturing through Fiscal 2018	276	861
Insurance premium financing	—	1,583

	1,078,931	1,258,558
Less: current maturities	(274)	(24,721)

Total debt	$1,078,657	$1,233,837

Schedule of Applicable Margins Related to Net Leverage Ratios

Interest on borrowings under the 2016 First Lien Term Loan varies based on either LIBOR or a bank base rate, plus a margin as set forth in the following table:

Total Net Leverage Ratio	LIBOR Loans	Bank Base Rate Loans
Less than or equal to 4.00:1.00	3.50%	2.50%
Greater than 4.00:1.00	3.00%	2.00%

Schedule of Maximum Borrowing Facility

 Availability under the ABL Facility was as follows:

	December 31, 2016	January 2, 2016
Borrowing base limitation	$125,114	$130,941
Less: outstanding letters of credit	5,469	5,498

Net availability	$119,645	$125,443

Summary of Redemption Prices Plus Accrued and Unpaid Interest
At any time on or after December 15, 2019, at a redemption price equal to the following percentages of the principal amount, plus applicable accrued and unpaid interest, if any:

Year ending December 14,	Percentage
2020	104.125%
2021	102.750%
2022	101.375%
2023 and thereafter	100.000%

Future Maturities of Total Debt

Future maturities of long-term debt were as follows at December 31, 2016:

Fiscal year 2017	$274
Fiscal year 2018	2
Thereafter	1,095,000

1,095,276
Less: amounts representing interest resulting from amortization of original issue discount	(4,707)

$1,090,569